ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 28, 2013
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation - The consolidated financial statements include the accounts of Cartesian and its wholly-owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Name of Subsidiary	Date Formed/Acquired
TMNG Europe Ltd. ("TMNG Europe")	March 19, 1997
The Management Network Group Canada Ltd.	May 14, 1998
TMNG.com, Inc.	June 18, 1999
TMNG Marketing, LLC	September 5, 2000
TMNG Technologies, Inc.	August 27, 2001
Cambridge Strategic Management Group, Inc. ("CSMG")	March 6, 2002
Cambridge Adventis Ltd.	March 17, 2006
Cartesian Ltd. ("Cartesian Limited")	January 2, 2007
RVA Consulting, LLC ("RVA")	August 3, 2007
TWG Consulting, Inc.	October 5, 2007

Fiscal Period, Policy [Policy Text Block]
Fiscal Year - The Company reports its operating results on a 52/53-week fiscal year basis. The fiscal year end is determined as the Saturday ending nearest December 31. The fiscal years ended December 28, 2013 and December 29, 2012 each include 52 weeks of operating results and consists of four equal 13-week quarters. The fiscal years ended December 28, 2013 and December 29, 2012 are referred to herein as fiscal years 2013 and 2012, respectively.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. As described in further detail below, significant estimates include the estimates of costs to complete used to recognize revenues on fixed fee contracts, estimates utilized in measuring the fair value of our reporting units with goodwill, estimates used to determine the liability related to the arbitration with our former chief executive officer and estimates used to determine the recoverability of deferred contract costs.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition - The Company recognizes revenue from time and materials consulting contracts in the period in which its services are performed. In addition to time and materials contracts, the Company also has fixed fee contracts. The Company recognizes revenues on milestone or deliverables-based fixed fee contracts and time and materials contracts not to exceed contract price using the percentage of completion-like method described by Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 605-35," Revenue Recognition - Construction-Type and Production-Type Contracts. " For fixed fee contracts where services are not based on providing deliverables or achieving milestones, the Company recognizes revenue on a straight-line basis over the period during which such services are expected to be performed. In connection with some fixed fee contracts, the Company may receive payments from customers that exceed revenues up to that point in time. The Company records the excess of receipts from customers over recognized revenue as deferred revenue. Deferred revenue is classified as a current liability to the extent it is expected to be earned within twelve months from the date of the balance sheet.

The FASB ASC 605-35 percentage-of-completion-like methodology involves recognizing revenue using the percentage of services completed, on a current cumulative cost to total cost basis, using a reasonably consistent profit margin over the period. Due to the longer term nature of these projects, developing the estimates of costs often requires significant judgment. Factors that must be considered in estimating the progress of work completed and ultimate cost of the projects include, but are not limited to, the availability of labor and labor productivity, the nature and complexity of the work to be performed, and the impact of delayed performance. If changes occur in delivery, productivity or other factors used in developing the estimates of costs or revenues, the Company revises its cost and revenue estimates, which may result in increases or decreases in revenues and costs, and such revisions are reflected in income in the period in which the facts that give rise to that revision become known.

The Company develops, installs and supports customer software in addition to the provision of traditional consulting services. The Company recognizes revenue in connection with its software sales agreements under ASC 985-605, utilizing the percentage of completion-like method described in ASC 605- 35. These agreements include software right-to-use licenses ("RTU's") and related customization and implementation services. Due to the long-term nature of the software implementation and the extensive software customization based on normal customer specific requirements, both the RTU’s and implementation services are treated as a single element for revenue recognition purposes.

In addition to the professional services related to the customization and implementation of its software, the Company may also provide post-contract support ("PCS") services, including technical support and maintenance services as well as other professional services not essential to the functionality of the software. For those contracts that include PCS service arrangements which are not essential to the functionality of the software solution, the Company separates the FASB ASC 605-35 software services and PCS services utilizing the multiple-element arrangement model prescribed by FASB ASC 605-25,  "Revenue Recognition - Multiple-Element Arrangements ". FASB ASC 605-25 addresses the accounting treatment for an arrangement to provide the delivery or performance of multiple products and/or services where the delivery of a product or system or performance of services may occur at different points in time or over different periods of time. The Company utilizes FASB ASC 605-25 to separate the PCS service elements and allocate total contract consideration to the contract elements based on the relative fair value of those elements utilizing PCS renewal terms as evidence of fair value. Revenues from PCS services are recognized ratably on a straight-line basis over the term of the support and maintenance agreement.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents - Cash and cash equivalents include cash on hand, money market investments and short-term investments with original maturities of three months or less when purchased.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment - Property and equipment are stated at cost or acquisition date fair value less accumulated depreciation and amortization. Maintenance and repairs are charged to expense as incurred. Depreciation is based on the estimated useful lives of the assets and is computed using the straight-line method, and capital leases, if any, are amortized on a straight-line basis over the life of the lease. Asset lives range from three to seven years for furniture and fixtures, software and computer equipment. Leasehold improvements are capitalized and amortized over the life of the lease or useful life of the asset, whichever is shorter. The Company reviews long-lived assets to be held and used for impairment whenever events or changes in circumstances indicate that the carrying amount of these assets might not be recoverable in accordance with the provisions of FASB ASC 360, " Property, Plant and Equipment.” No impairments were identified in any period presented.

Managed Services Implementation Revenues and Costs [Policy Text Block]
Managed Services Implementation Revenues and Costs – Managed service arrangements provide for the delivery of a software or technology based solution to clients over a period of time without the transfer of a license or a software sale to the customer. For long-term managed service agreements, implementation efforts are often necessary to develop the software utilized to deliver the managed service. Costs of such implementation efforts may include internal and external costs for coding or customizing systems and costs for conversion of client data. The Company may invoice its clients for implementation fees at the go-live date of the underlying software. Lump sum implementation fees received from clients are initially deferred and recognized on a pro-rata basis as services are provided. Specific, incremental and direct costs of implementation incurred prior to the services going live are deferred pursuant to FASB ASC 605-35-25 and amortized over the period that the related ongoing services revenue is recognized to the extent that the Company believes the recoverability of the costs from the contract is probable. If a client terminates a managed services arrangement prior to the end of the contract, a loss on the contract may be recorded, if applicable, and any remaining deferred implementation revenues and costs would then be recognized into earnings generally over the remaining service period through the termination date. During the fiscal year ending December 28, 2013, implementation costs of $560,000 related to managed services contracts were deferred. No implementation costs related to managed services contracts were deferred during the fiscal year ending December 29, 2012.

Research, Development, and Computer Software, Policy [Policy Text Block]
Research and Development and Software Development Costs - Software development costs are accounted for in accordance with FASB ASC 985-20, " Software - Costs of Software to Be Sold, Leased, or Marketed ." Capitalization of software development costs for products to be sold to third parties begins upon the establishment of technological feasibility and ceases when the product is available for general release. The establishment of technological feasibility and the ongoing assessment of recoverability of capitalized software development costs require considerable judgment by management concerning certain external factors including, but not limited to the date technological feasibility is reached, anticipated future gross revenue, estimated economic life and changes in software and hardware technologies. The Company capitalizes development costs incurred during the period between the establishment of technological feasibility and the release of the final product to customers if such costs are material. During fiscal years 2013 and 2012, $525,000 and $499,000, respectively, of these costs were expensed as incurred. No software development costs were capitalized during either fiscal year 2013 or 2012.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill - The Company accounts for goodwill in accordance with the provisions of FASB ASC 350, " Intangibles-Goodwill and Other. " Goodwill represents the excess of purchase price over the fair value of net assets acquired in business combinations accounted for as purchases. The Company evaluates goodwill for impairment on an annual basis on the last day of the first fiscal month of the fourth fiscal quarter and whenever events or circumstances indicate that these assets may be impaired. The annual impairment test for fiscal year 2013 was performed as of October 26, 2013. The Company determines impairment by comparing the net assets of each reporting unit to its respective fair value. In the event a reporting unit's carrying value exceeds its fair value, an indication exists that the reporting unit goodwill may be impaired. In this situation, the Company must determine the implied fair value of goodwill by assigning the reporting unit's fair value to each asset and liability of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to its assets and liabilities is the implied fair value of goodwill. An impairment loss is measured by the difference between the goodwill carrying value and the implied fair value.

Fair value of the Company’s reporting units is determined using a combination of the income approach and the market approach. The income approach uses a reporting unit's projection of estimated cash flows discounted using a weighted-average cost of capital analysis that reflects current market conditions. The Company also considers the market approach to valuing its reporting units utilizing revenue and EBITDA multiples. The Company compares the results of its overall enterprise valuation as determined by the combination of the two approaches to the Company’s market capitalization. Significant management judgments related to these approaches include:

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Anticipated future cash flows and terminal value for each reporting unit - The income approach to determining fair value relies on the timing and estimates of future cash flows, including an estimate of terminal value. The projections use management's estimates of economic and market conditions over the projected period including growth rates in revenues and estimates of expected changes in operating margins. The Company’s projections of future cash flows are subject to change as actual results are achieved that differ from those anticipated. Because management frequently updates its projections, the Company would expect to identify on a timely basis any significant differences between actual results and recent estimates.

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Selection of an appropriate discount rate - The income approach requires the selection of an appropriate discount rate, which is based on a weighted average cost of capital analysis. The discount rate is affected by changes in short-term interest rates and long-term yields as well as variances in the typical capital structure of marketplace participants. The discount rate is determined based on assumptions that would be used by marketplace participants, and for that reason, the capital structure of selected marketplace participants was used in the weighted average cost of capital analysis. Given the current volatile economic conditions, it is possible that the discount rate will fluctuate in the near term.

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Selection of an appropriate multiple - The market approach requires the selection of an appropriate multiple to apply to revenues or EBITDA based on comparable guideline company or transaction multiples. It is often difficult to identify companies or transactions with a similar profile in regards to revenue, geographic operations, risk profile and other factors. Given the current volatile economic conditions, it is possible that multiples of guideline companies will fluctuate in the near term.

Income Tax, Policy [Policy Text Block]
Income Taxes - The Company recognizes a liability or asset for the deferred tax consequences of temporary differences between the tax basis of assets or liabilities and their reported amounts in the financial statements. A valuation allowance is provided when, in the opinion of management, it is more likely than not that some portion or all of a deferred tax asset will not be realized. The Company records the financial statement effects of an income tax position when it is more likely than not that the position will be sustained on the basis of the technical merits. The Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The measurement of any unrecognized tax benefit is based on management’s best judgment. The Company reviews these estimates and makes changes to recorded amounts of uncertain tax positions as facts and circumstances warrant.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Transactions and Translation - Cartesian Ltd. and the international operations of Cambridge Strategic Management Group, Inc. conduct business primarily denominated in their respective local currency, which is their functional currency. Assets and liabilities have been translated to U.S. dollars at the period-end exchange rates. Revenues and expenses have been translated at exchange rates which approximate the average of the rates prevailing during each period. Translation adjustments are reported as a separate component of accumulated other comprehensive loss in the Consolidated Statements of Stockholders' Equity. Accumulated other comprehensive loss resulting from foreign currency translation adjustments totaled $3.8 million and $4.0 million, respectively as of December 28, 2013 and December 29, 2012, and is included in Total Stockholders’ Equity in the Consolidated Balance Sheets. Assets and liabilities denominated in other than the functional currency of a subsidiary are re-measured at rates of exchange on the balance sheet date. Resulting gains and losses on foreign currency transactions are included in the Company’s results of operations. Realized and unrealized exchange gains included in the results of operations during fiscal 2013 were $15,000 while realized and unrealized exchange losses included in the results of operations during fiscal 2012 were $16,000.

Derivatives, Policy [Policy Text Block]
Derivative Financial Instruments - There were no open foreign currency forward contracts as of December 28, 2013 or December 29, 2012. The Company may use forward contracts to provide an economic hedge against fluctuations in accounts receivable denominated in currencies other than its functional currencies, but has not designated such contracts as hedges for accounting purposes. The Company utilizes valuation models for foreign currency forward contracts that rely exclusively on Level 2 inputs, as defined by FASB ASC 820, Fair Value Measurement and Disclosures. Gains and losses on foreign currency forward contracts are included in selling, general and administrative expenses in the Consolidated Statement of Operations and Comprehensive Loss. The change in fair value of foreign currency contracts was not material to the Company's results of operations or financial position for fiscal year 2013 or 2012.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-Based Compensation - The Company accounts for stock based compensation using the provisions of FASB ASC 718, "Compensation-Stock Compensation" and the SEC's Staff Accounting Bulletin No. 110 ("SAB No. 110") which require the measurement and recognition of compensation expense for all share-based payment awards based on estimated fair values. The Company values its stock options using the Black-Scholes model to determine fair value. See Note 3, Share-Based Compensation.

Earnings Per Share, Policy [Policy Text Block]
Loss Per Share - The Company calculates and presents earnings (loss) per share using a dual presentation of basic and diluted earnings (loss) per share. Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the period. The weighted average number of common shares outstanding excludes treasury shares held by the Company. Diluted earnings (loss) per share is computed in the same manner except that the weighted average number of shares is increased for dilutive securities.

In accordance with the provisions of FASB ASC 260, "Earnings per Share, " the Company uses the treasury stock method for calculating the dilutive effect of employee stock options and non-vested shares. The employee stock options and non-vested shares will have a dilutive effect under the treasury stock method only when average market value of the underlying Company common stock during the respective period exceeds the assumed proceeds. For share-based payment awards with a performance condition, the Company must first use the guidance on contingently issuable shares in FASB ASC 260-10 to determine whether the awards should be included in the computation of diluted earnings per share for the reporting period. For all non-vested performance-based awards, the Company determines the number of shares, if any, that would be issuable at the end of the reporting period if the end of the reporting period were the end of the contingency period. In applying the treasury stock method, assumed proceeds include the amount, if any, the employee must pay upon exercise, the amount of compensation cost for future services that the Company has not yet recognized, and the amount of tax benefits, if any, that would be credited to additional paid-in capital assuming exercise of the options and the vesting of non-vested shares. For fiscal years 2013 and 2012, the Company has not included the effect of stock options and non-vested shares in the calculation of diluted loss per share as it reported a net loss for these periods and the effect would have been anti-dilutive.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements - In July 2013, the FASB issued Accounting Standards Update No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (“FASB ASU 2013-11”).   The update requires that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The provisions of FASB ASU 2013-11 are effective for annual and interim periods beginning after December 15, 2013. The Company does not anticipate that the adoption of the provisions of FASB ASU 2013-11 will have a material impact on the Company's consolidated financial statements.